Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax expense [line Items]
Statutory income tax rate	24.10%	31.90%	24.90%
United States [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate	26.00%	40.00%	40.00%
France [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate	34.43%	39.20%	34.43%
Germany [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate	29.00%	29.00%	29.00%
Netherlands [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Czech Republic [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate	19.00%	19.00%	19.00%